UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21219
Investment Company Act File Number

Eaton Vance Municipal Bond Fund II
(Formerly, Eaton Vance Insured Municipal Bond Fund II)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Municipal Bond Fund II	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 181.8%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.6%
$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$747,776

		$747,776

General Obligations — 3.0%
$3,500	New York, NY, 5.25%, 1/15/33(1)	$3,582,390

		$3,582,390

Hospital — 5.5%
$60	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$53,266
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	723,510
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	670,327
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	497,415
1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,240,102
1,955	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	326,602
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	782,250
960	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	951,245
1,440	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,238,184

		$6,482,901

Industrial Development Revenue — 7.6%
$4,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$4,749,696
4,790	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,335,189

		$9,084,885

Insured-Electric Utilities — 14.9%
$1,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,060,350
19,340	Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	9,980,600
2,900	JEA, FL, Electric System Revenue, (AGM), 5.00%, 10/1/34	2,900,609
2,460	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,045,884
1,595	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,735,982

		$17,723,425

Insured-Escrowed/Prerefunded — 0.1%
$35	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$41,381
82	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	96,382

		$137,763

Insured-General Obligations — 17.6%
$2,550	Butler County, KS, Unified School District No. 394, (AGM), 3.50%, 9/1/24	$2,479,059
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,205,187
17,000	Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	3,667,750
2,800	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	2,780,316
1,500	Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,321,755
2,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	2,015,040
1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,442,112
5,500	Washington, (AGM), 5.00%, 7/1/25(1)	6,033,885

		$20,945,104

Insured-Hospital — 28.0%
$1,750	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,817,375
1,500	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500,945

Principal
Amount
(000’s omitted)	Security	Value
$1,695	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	$1,762,410
450	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	467,721
2,200	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,192,960
1,485	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,511,463
3,418	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,479,398
1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,383,852
2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,477,124
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,506,500
2,090	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,149,983
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,021,610
1,385	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,387,853
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	501,030
2,245	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,334,239
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,790,178
1,545	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,638,024
2,300	Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,360,352

		$33,283,017

Insured-Lease Revenue/Certificates of Participation — 9.1%
$1,000	Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,138,270
4,600	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	3,910,046
875	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	941,964
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,239,990
1,500	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,563,870

		$10,794,140

Insured-Other Revenue — 3.6%
$2,540	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$441,503
2,735	Massachusetts Development Finance Agency, (100 Cambridge Street Redevelopment), (NPFG), 5.125%, 2/1/34	2,666,543
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,152,780

		$4,260,826

Insured-Private Education — 4.0%
$2,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	$2,038,860
2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	2,781,025

		$4,819,885

Insured-Public Education — 3.4%
$3,900	University of South Alabama, (BHAC), 5.00%, 8/1/38	$4,009,434

		$4,009,434

Insured-Sewer Revenue — 0.2%
$265	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$258,367

		$258,367

Insured-Solid Waste — 1.1%
$740	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$800,147
425	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	455,460

		$1,255,607

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 13.7%
$5,365	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	$1,352,034
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	4,041,360
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	1,720,020
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,314,000
2,060	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,997,088
34,675	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,989,998
6,075	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	726,509
12,065	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,348,023
7,595	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	787,829

		$16,276,861

Insured-Student Loan — 2.1%
$2,395	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,497,075

		$2,497,075

Insured-Transportation — 26.1%
$7,900	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	$3,637,792
1,305	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,312,947
10,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,541,350
1,000	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,082,120
535	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	562,793
5,185	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	4,914,343
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	2,121,350
1,040	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,119,113
255	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	273,312
290	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	308,635
5,605	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	5,189,894

		$31,063,649

Insured-Water and Sewer — 17.8%
$1,500	Atlanta, GA, Water and Wastewater, (NPFG), 5.00%, 11/1/39	$1,417,800
670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	729,215
420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	454,864
660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	702,339
1,910	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	2,023,970
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,267,600
435	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	449,259
2,205	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,473,591
3,195	Ogden City, UT, Sewer and Water, (AGM), 4.50%, 6/15/38	2,962,947
10,585	Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	8,743,528

		$21,225,113

Insured-Water Revenue — 22.0%
$7,000	Contra Costa, CA, Water District, (AGM), 5.00%, 10/1/32(1)	$7,094,412
5,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	5,522,440
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,312,523
6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,891,682
1,340	Pennsylvania Economic Development Financing Authority, (BHAC), 5.00%, 10/1/39	1,355,370

		$26,176,427

Other Revenue — 0.1%
$150	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$149,986

		$149,986

Principal
Amount
(000’s omitted)	Security	Value
Public Education — 1.3%
$1,500	University of Virginia, 5.00%, 6/1/40(2)	$1,594,680

		$1,594,680

Total Tax-Exempt Investments — 181.8% (identified cost $226,736,869)		$216,369,311

Short-Term Investments — 1.2%

Principal
Amount
(000’s omitted)	Description	Value
$1,446	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$1,446,219

Total Short-Term Investments — 1.2% (identified cost $1,446,219)		$1,446,219

Total Investments — 183.0% (identified cost $228,183,088)		$217,815,530

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (37.6)%		$(44,701,574)

Other Assets, Less Liabilities — (45.4)%		$(54,120,034)

Net Assets Applicable to Common Shares — 100.0%		$118,993,922

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

		California	14.3%
		New York	10.5%
		Others, representing less than 10% individually	75.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 89.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 23.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	115 U.S. Treasury Bond	Short	$(13,773,597)	$(13,268,125)	$505,472
3/10	61 U.S. Treasury Note	Short	(7,222,091)	(7,042,640)	179,451

					$684,923

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$3,000,000	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$233,592
Merrill Lynch Capital Services, Inc.	3,000,000	4.260	3-month USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	145,998

					$379,590

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,064,513.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$171,011,407

Gross unrealized appreciation	$5,242,055
Gross unrealized depreciation	(15,802,932)

Net unrealized depreciation	$(10,560,877)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$216,369,311	$—	$216,369,311
Short-Term Investments	—	1,446,219	—	1,446,219

Total Investments	$—	$217,815,530	$—	$217,815,530

Futures Contracts	$684,923	$—	$—	$684,923
Interest Rate Swaps	—	379,590	—	379,590

Total	$684,923	$218,195,120	$—	$218,880,043

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 1, 2010, the name of the Fund was changed from Eaton Vance Insured Municipal Bond Fund II.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010